Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 9, 2023
to the Prospectus and Summary Prospectus, each as supplemented or amended (as applicable), of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund	1/1/2023
Columbia Integrated Large Cap Value Fund	1/1/2023
Columbia Integrated Small Cap Growth Fund	1/1/2023
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus.
The third paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for Columbia Integrated Large Cap Growth Fund and Columbia Integrated Small Cap Growth Fund is hereby superseded and replaced with the following:
The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
The third paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for Columbia Integrated Large Cap Value Fund is hereby superseded and replaced with the following:
The Fund invests substantially in “value” stocks, which are stocks of companies with long-term capital appreciation potential available at reasonable prices. The Fund’s portfolio managers seek to invest in companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
The rest of each section remains the same.

Columbia Integrated Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 9, 2023
to the Prospectus and Summary Prospectus, each as supplemented or amended (as applicable), of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund	1/1/2023
Columbia Integrated Large Cap Value Fund	1/1/2023
Columbia Integrated Small Cap Growth Fund	1/1/2023
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus.
The third paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for Columbia Integrated Large Cap Growth Fund and Columbia Integrated Small Cap Growth Fund is hereby superseded and replaced with the following:
The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
The rest of each section remains the same.

Columbia Integrated Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 9, 2023
to the Prospectus and Summary Prospectus, each as supplemented or amended (as applicable), of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund	1/1/2023
Columbia Integrated Large Cap Value Fund	1/1/2023
Columbia Integrated Small Cap Growth Fund	1/1/2023
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus.
The third paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for Columbia Integrated Large Cap Value Fund is hereby superseded and replaced with the following:
The Fund invests substantially in “value” stocks, which are stocks of companies with long-term capital appreciation potential available at reasonable prices. The Fund’s portfolio managers seek to invest in companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
The rest of each section remains the same.

Columbia Integrated Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated November 9, 2023
to the Prospectus and Summary Prospectus, each as supplemented or amended (as applicable), of the following funds:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Integrated Large Cap Growth Fund	1/1/2023
Columbia Integrated Large Cap Value Fund	1/1/2023
Columbia Integrated Small Cap Growth Fund	1/1/2023
Effective immediately, the following changes are hereby made to each Fund's Prospectus and Summary Prospectus.
The third paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for Columbia Integrated Large Cap Growth Fund and Columbia Integrated Small Cap Growth Fund is hereby superseded and replaced with the following:
The Fund invests substantially in “growth” stocks, which are stocks of companies with long-term earnings growth potential. The Fund’s portfolio managers seek to invest in growth companies that are undervalued relative to their fundamentals and exhibit improving investor interest, such as positive price momentum, believing that such investments can outperform the equity market over a full market cycle, which can be measured from market peak to peak or from market trough to trough.
The rest of each section remains the same.